Inventory - Summary of Inventory (Detail) - Li Cycle Holdings Corp [Member] - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Statement [Line Items]
Raw material	$ 850,416	$ 140,419
Finished goods	347,391	39,575
Inventories	$ 1,197,807	$ 179,994